Quarterly Holdings Report
for
Fidelity® MSCI Industrials Index ETF
October 31, 2024
T06-NPRT1-1224
1.9584813.110

Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
AEROSPACE & DEFENSE – 19.2%
Aerospace & Defense – 19.2%
AAR Corp. (a)		7,691	$451,462
AeroVironment, Inc. (a)		6,120	1,315,555
Archer Aviation, Inc. Class A (a)		43,019	135,510
Astronics Corp. (a)		6,345	110,340
Axon Enterprise, Inc. (a)		15,631	6,619,728
Boeing Co. (a)		158,715	23,697,737
BWX Technologies, Inc.		19,925	2,425,869
Cadre Holdings, Inc.		5,668	197,076
Curtiss-Wright Corp.		8,342	2,877,656
Ducommun, Inc. (a)		2,687	157,969
General Dynamics Corp.		50,845	14,826,910
General Electric Co.		238,650	40,995,297
HEICO Corp.		9,564	2,342,702
HEICO Corp. Class A		16,455	3,159,525
Hexcel Corp.		18,185	1,067,278
Howmet Aerospace, Inc.		84,544	8,430,728
Huntington Ingalls Industries, Inc.		8,597	1,590,101
Kratos Defense & Security Solutions, Inc. (a)		32,816	745,579
L3Harris Technologies, Inc.		41,355	10,234,122
Leonardo DRS, Inc. (a)		17,254	518,828
Lockheed Martin Corp.		47,081	25,708,580
Mercury Systems, Inc. (a)		11,043	357,241
Moog, Inc. Class A		6,306	1,189,312
National Presto Industries, Inc.		1,097	78,907
Northrop Grumman Corp.		30,652	15,602,481
Rocket Lab USA, Inc. (a)		64,740	692,718
RTX Corp.		289,864	35,070,645
Spirit AeroSystems Holdings, Inc. Class A (a)		25,418	822,781
Textron, Inc.		41,577	3,343,622
TransDigm Group, Inc.		12,200	15,888,060
Triumph Group, Inc. (a)		16,647	230,394
V2X, Inc. (a)		2,710	166,936
Woodward, Inc.		13,267	2,176,982
TOTAL AEROSPACE & DEFENSE	223,228,631
AIR FREIGHT & LOGISTICS – 3.8%
Air Freight & Logistics – 3.8%
Air Transport Services Group, Inc. (a)		3,837	66,150
CH Robinson Worldwide, Inc.		25,525	2,630,096
Expeditors International of Washington, Inc.		30,796	3,664,724
FedEx Corp.		50,600	13,856,810
Forward Air Corp.		4,639	163,896
GXO Logistics, Inc. (a)		26,024	1,556,495
Hub Group, Inc. Class A		13,381	580,602
United Parcel Service, Inc. Class B		159,026	21,319,025
TOTAL AIR FREIGHT & LOGISTICS	43,837,798

		Shares	Value
BUILDING PRODUCTS – 7.6%
Building Products – 7.6%
A.O. Smith Corp.		26,399	$1,982,565
AAON, Inc.		14,955	1,708,160
Advanced Drainage Systems, Inc.		15,236	2,283,572
Allegion PLC		19,064	2,661,906
American Woodmark Corp. (a)		3,349	303,788
Apogee Enterprises, Inc.		4,800	359,232
Armstrong World Industries, Inc.		9,576	1,336,331
AZEK Co., Inc. (a)		31,598	1,390,312
AZZ, Inc.		6,133	467,212
Builders FirstSource, Inc. (a)		26,611	4,561,125
Carlisle Cos., Inc.		10,378	4,381,903
Carrier Global Corp.		176,798	12,856,751
CSW Industrials, Inc.		3,389	1,196,656
Fortune Brands Innovations, Inc.		27,254	2,271,076
Gibraltar Industries, Inc. (a)		6,625	447,121
Griffon Corp.		8,645	543,598
Hayward Holdings, Inc. (a)		32,550	529,263
Insteel Industries, Inc.		4,153	112,006
Janus International Group, Inc. (a)		31,972	235,314
JELD-WEN Holding, Inc. (a)		18,833	266,675
Johnson Controls International PLC		146,877	11,096,557
Lennox International, Inc.		6,990	4,211,964
Masco Corp.		48,018	3,837,118
Masterbrand, Inc. (a)		27,690	497,312
Owens Corning		18,893	3,340,094
Quanex Building Products Corp.		10,241	297,603
Resideo Technologies, Inc. (a)		31,819	625,880
Simpson Manufacturing Co., Inc.		9,207	1,655,327
Trane Technologies PLC		49,350	18,267,396
Trex Co., Inc. (a)		23,779	1,684,742
UFP Industries, Inc.		13,516	1,653,547
Zurn Elkay Water Solutions Corp.		31,906	1,151,807
TOTAL BUILDING PRODUCTS	88,213,913
COMMERCIAL SERVICES & SUPPLIES – 7.8%
Commercial Printing – 0.1%
Brady Corp. Class A		9,604	683,229
Cimpress PLC (a)		3,627	250,299
Deluxe Corp.		9,848	184,748
Ennis, Inc.		5,883	119,778
			1,238,054
Diversified Support Services – 2.5%
ACV Auctions, Inc. Class A (a)		32,303	558,519
Cintas Corp.		79,644	16,391,532
Copart, Inc. (a)		188,823	9,718,720
Driven Brands Holdings, Inc. (a)		14,156	210,216
Healthcare Services Group, Inc. (a)		16,008	175,608
Liquidity Services, Inc. (a)		5,121	110,511
Matthews International Corp. Class A		6,389	148,800

Quarterly Report	2

Common Stocks – continued
		Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Diversified Support Services – continued
OPENLANE, Inc. (a)		24,041	$379,848
UniFirst Corp.		3,312	595,531
Vestis Corp.		25,929	350,560
Viad Corp. (a)		4,810	180,086
VSE Corp.		3,653	374,871
			29,194,802
Environmental & Facilities Services – 4.8%
ABM Industries, Inc.		13,648	724,163
BrightView Holdings, Inc. (a)		13,441	220,164
Casella Waste Systems, Inc. Class A (a)		12,501	1,223,598
CECO Environmental Corp. (a)		6,441	153,296
Clean Harbors, Inc. (a)		11,171	2,583,405
Enviri Corp. (a)		18,075	138,455
Montrose Environmental Group, Inc. (a)		7,082	186,752
Republic Services, Inc.		48,064	9,516,672
Rollins, Inc.		63,344	2,986,036
Stericycle, Inc. (a)		20,364	1,251,775
Tetra Tech, Inc.		58,271	2,848,287
Veralto Corp.		53,818	5,499,661
Waste Connections, Inc.		56,255	9,943,071
Waste Management, Inc.		87,446	18,875,219
			56,150,554
Office Services & Supplies – 0.2%
ACCO Brands Corp.		22,443	109,971
HNI Corp.		10,335	509,309
Interface, Inc.		12,994	227,005
MillerKnoll, Inc.		15,550	347,698
MSA Safety, Inc.		8,157	1,353,654
Pitney Bowes, Inc.		18,240	131,510
Steelcase, Inc. Class A		18,996	228,522
			2,907,669
Security & Alarm Services – 0.2%
Brink's Co.		9,657	992,643
CoreCivic, Inc. (a)		24,705	341,176
GEO Group, Inc. (a)		29,837	452,926
			1,786,745
TOTAL COMMERCIAL SERVICES & SUPPLIES	91,277,824
CONSTRUCTION & ENGINEERING – 3.2%
Construction & Engineering – 3.2%
AECOM		29,679	3,169,717
Ameresco, Inc. Class A (a)		7,129	219,359
API Group Corp. (a)		44,706	1,526,263
Arcosa, Inc.		10,544	987,340
Argan, Inc.		2,753	363,506
Centuri Holdings, Inc. (a)		3,873	72,696
Comfort Systems USA, Inc.		7,783	3,043,464

		Shares	Value

Construction Partners, Inc. Class A (a)		9,508	$748,565
Dycom Industries, Inc. (a)		6,376	1,111,528
EMCOR Group, Inc.		10,246	4,570,433
Fluor Corp. (a)		37,270	1,948,476
Granite Construction, Inc.		9,648	810,915
Great Lakes Dredge & Dock Corp. (a)		14,923	170,570
IES Holdings, Inc. (a)		1,996	436,455
Limbach Holdings, Inc. (a)		2,196	166,830
MasTec, Inc. (a)		13,871	1,704,607
MDU Resources Group, Inc.		42,111	1,214,903
MYR Group, Inc. (a)		3,643	477,233
Primoris Services Corp.		11,739	735,096
Quanta Services, Inc.		31,916	9,626,823
Sterling Infrastructure, Inc. (a)		6,749	1,042,383
Tutor Perini Corp. (a)		9,671	250,672
Valmont Industries, Inc.		4,411	1,374,821
WillScot Holdings Corp. (a)		41,310	1,369,014
TOTAL CONSTRUCTION & ENGINEERING	37,141,669
ELECTRICAL EQUIPMENT – 9.2%
Electrical Components & Equipment – 7.6%
Acuity Brands, Inc.		6,703	2,015,525
Allient, Inc.		3,371	58,285
American Superconductor Corp. (a)		8,098	198,563
AMETEK, Inc.		50,466	9,252,436
Array Technologies, Inc. (a)		32,933	215,053
Atkore, Inc.		7,936	680,591
ChargePoint Holdings, Inc. (a)		88,502	106,202
Eaton Corp. PLC		87,166	28,902,502
Emerson Electric Co.		124,731	13,504,625
EnerSys		8,757	848,203
Enovix Corp. (a)		31,704	285,495
Fluence Energy, Inc. (a)		14,106	306,806
Generac Holdings, Inc. (a)		13,193	2,184,101
Hubbell, Inc.		11,705	4,998,386
LSI Industries, Inc.		6,041	98,831
NEXTracker, Inc. Class A (a)		29,818	1,187,353
nVent Electric PLC		36,182	2,698,092
Plug Power, Inc. (a)		170,708	334,588
Powell Industries, Inc.		2,089	532,653
Preformed Line Products Co.		527	64,821
Regal Rexnord Corp.		14,477	2,411,000
Rockwell Automation, Inc.		24,855	6,629,077
Sensata Technologies Holding PLC		32,904	1,129,923
Shoals Technologies Group, Inc. Class A (a)		36,893	199,591
Sunrun, Inc. (a)		48,354	698,715
Thermon Group Holdings, Inc. (a)		7,538	197,571
Vertiv Holdings Co. Class A		77,535	8,473,800
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Vicor Corp. (a)		4,973	$227,316
			88,440,104
Heavy Electrical Equipment – 1.6%
Bloom Energy Corp. Class A (a)		44,505	427,248
GE Vernova, Inc. (a)		59,757	18,026,297
NuScale Power Corp. (a)		15,497	296,612
			18,750,157
TOTAL ELECTRICAL EQUIPMENT	107,190,261
GROUND TRANSPORTATION – 9.9%
Cargo Ground Transportation – 2.3%
ArcBest Corp.		5,142	535,694
Covenant Logistics Group, Inc.		1,722	87,133
Heartland Express, Inc.		12,125	131,011
JB Hunt Transport Services, Inc.		18,040	3,258,385
Knight-Swift Transportation Holdings, Inc.		35,379	1,842,538
Landstar System, Inc.		7,778	1,367,139
Marten Transport Ltd.		13,664	211,519
Old Dominion Freight Line, Inc.		42,636	8,583,479
RXO, Inc. (a)		22,243	627,030
Ryder System, Inc.		9,535	1,394,780
Saia, Inc. (a)		5,792	2,830,029
Schneider National, Inc. Class B		12,156	343,772
U-Haul Holding Co.		21,149	1,443,631
Universal Logistics Holdings, Inc.		1,753	73,696
Werner Enterprises, Inc.		13,030	480,677
XPO, Inc. (a)		25,331	3,306,455
			26,516,968
Passenger Ground Transportation – 2.7%
Avis Budget Group, Inc.		3,929	326,107
Hertz Global Holdings, Inc. (a)		26,723	74,290
Lyft, Inc. Class A (a)		81,478	1,056,770
Uber Technologies, Inc. (a)		410,008	29,541,076
			30,998,243
Rail Transportation – 4.9%
CSX Corp.		426,220	14,338,041
FTAI Infrastructure, Inc.		22,274	179,751
Norfolk Southern Corp.		49,255	12,334,930
Union Pacific Corp.		133,021	30,870,183
			57,722,905
TOTAL GROUND TRANSPORTATION	115,238,116
INDUSTRIAL CONGLOMERATES – 3.8%
Industrial Conglomerates – 3.8%
3M Co.		120,418	15,470,101
Honeywell International, Inc.		141,974	29,201,212
TOTAL INDUSTRIAL CONGLOMERATES	44,671,313

	Shares	Value
MACHINERY – 19.6%
Agricultural & Farm Machinery – 2.5%
AGCO Corp.	13,784	$1,376,194
Alamo Group, Inc.	2,240	379,770
CNH Industrial NV	191,746	2,153,308
Deere & Co.	57,077	23,098,491
Lindsay Corp.	2,359	282,372
Titan International, Inc. (a)	11,340	73,030
Toro Co.	22,704	1,827,218
		29,190,383
Construction Machinery & Heavy Transportation Equipment – 6.7%
Allison Transmission Holdings, Inc.	19,072	2,038,034
Astec Industries, Inc.	4,611	146,538
Atmus Filtration Technologies, Inc.	18,248	710,577
Blue Bird Corp. (a)	6,678	281,211
Caterpillar, Inc.	106,625	40,112,325
Cummins, Inc.	29,821	9,810,513
Douglas Dynamics, Inc.	4,907	111,143
Federal Signal Corp.	13,250	1,080,802
Greenbrier Cos., Inc.	6,843	405,585
Manitowoc Co., Inc. (a)	8,057	75,252
Miller Industries, Inc.	2,502	164,231
Nikola Corp. (a)	7,995	31,420
Oshkosh Corp.	14,250	1,456,920
PACCAR, Inc.	114,276	11,916,701
REV Group, Inc.	10,762	285,193
Terex Corp.	14,622	756,104
Trinity Industries, Inc.	17,920	614,298
Wabash National Corp.	9,907	172,778
Westinghouse Air Brake Technologies Corp.	38,456	7,228,959
		77,398,584
Industrial Machinery & Supplies & Components – 10.4%
3D Systems Corp. (a)	28,160	84,480
Albany International Corp. Class A	6,841	464,641
Barnes Group, Inc.	10,561	493,832
Chart Industries, Inc. (a)	9,365	1,130,543
Columbus McKinnon Corp.	6,421	204,252
Crane Co.	10,607	1,668,269
Donaldson Co., Inc.	26,186	1,915,768
Dover Corp.	29,963	5,672,895
Energy Recovery, Inc. (a)	12,315	219,946
Enerpac Tool Group Corp.	11,952	527,322
Enpro, Inc.	4,329	630,346
Esab Corp.	12,559	1,545,259
ESCO Technologies, Inc.	5,651	709,427
Flowserve Corp.	28,680	1,509,715
Fortive Corp.	76,751	5,482,324
Franklin Electric Co., Inc.	8,499	813,439
Gates Industrial Corp. PLC (a)	45,815	886,520
Gorman-Rupp Co.	4,516	166,866
Graco, Inc.	36,876	3,003,550

Quarterly Report	4

Common Stocks – continued
		Shares	Value
MACHINERY – continued
Industrial Machinery & Supplies & Components – continued
Helios Technologies, Inc.		7,119	$328,399
Hillenbrand, Inc.		15,324	422,176
Hillman Solutions Corp. (a)		42,824	453,934
Hyster-Yale, Inc.		1,863	118,245
IDEX Corp.		16,501	3,541,775
Illinois Tool Works, Inc.		65,058	16,988,595
Ingersoll Rand, Inc.		87,958	8,443,968
ITT, Inc.		17,937	2,513,332
John Bean Technologies Corp.		6,910	769,912
Kadant, Inc.		2,565	854,299
Kennametal, Inc.		16,432	416,058
Lincoln Electric Holdings, Inc.		12,407	2,389,092
Middleby Corp. (a)		11,700	1,517,490
Mueller Industries, Inc.		23,528	1,928,590
Mueller Water Products, Inc. Class A		34,196	738,292
Nordson Corp.		11,862	2,940,471
Omega Flex, Inc.		775	39,618
Otis Worldwide Corp.		88,152	8,656,526
Parker-Hannifin Corp.		28,025	17,769,812
Pentair PLC		36,197	3,587,847
Proto Labs, Inc. (a)		5,623	154,070
RBC Bearings, Inc. (a)		6,022	1,688,268
Snap-on, Inc.		11,485	3,791,543
SPX Technologies, Inc. (a)		10,053	1,442,505
Standex International Corp.		2,578	474,043
Stanley Black & Decker, Inc.		33,549	3,118,044
Symbotic, Inc. (a)		8,970	249,276
Tennant Co.		3,901	341,572
Timken Co.		14,577	1,209,891
Watts Water Technologies, Inc. Class A		5,996	1,142,778
Xylem, Inc.		52,859	6,437,169
			121,596,984
TOTAL MACHINERY	228,185,951
MARINE TRANSPORTATION – 0.1%
Marine Transportation – 0.1%
Genco Shipping & Trading Ltd.		9,097	143,187
Kirby Corp. (a)		3,236	371,363
Matson, Inc.		1,850	286,547
TOTAL MARINE TRANSPORTATION	801,097
PASSENGER AIRLINES – 0.4%
Passenger Airlines – 0.4%
Alaska Air Group, Inc. (a)		6,825	326,986
Allegiant Travel Co.		1,013	65,855
American Airlines Group, Inc. (a)		35,634	477,496
Delta Air Lines, Inc.		35,133	2,010,310
Frontier Group Holdings, Inc. (a)		12,242	74,431
JetBlue Airways Corp. (a)		19,012	108,368

		Shares	Value

Joby Aviation, Inc. (a)		37,726	$181,085
SkyWest, Inc. (a)		2,220	211,344
Southwest Airlines Co.		32,759	1,001,770
Sun Country Airlines Holdings, Inc. (a)		3,259	45,789
TOTAL PASSENGER AIRLINES	4,503,434
PROFESSIONAL SERVICES – 9.6%
Data Processing & Outsourced Services – 1.1%
Broadridge Financial Solutions, Inc.		25,766	5,433,019
Concentrix Corp.		8,596	365,416
Conduent, Inc. (a)		32,263	116,147
CSG Systems International, Inc.		6,447	300,494
ExlService Holdings, Inc. (a)		35,297	1,470,826
Maximus, Inc.		13,262	1,146,367
SS&C Technologies Holdings, Inc.		48,530	3,393,703
TaskUS, Inc. Class A (a)		3,897	49,258
Verra Mobility Corp. (a)		34,696	901,055
			13,176,285
Human Resource & Employment Services – 4.2%
Alight, Inc. Class A (a)		88,855	615,765
Automatic Data Processing, Inc.		89,235	25,810,331
Barrett Business Services, Inc.		5,688	205,849
Dayforce, Inc. (a)		34,416	2,441,815
First Advantage Corp. (a)		11,166	202,328
Heidrick & Struggles International, Inc.		4,454	173,973
Insperity, Inc.		7,836	617,242
Kelly Services, Inc. Class A		6,986	139,650
Kforce, Inc.		4,014	231,969
Korn Ferry		11,294	797,921
ManpowerGroup, Inc.		10,415	654,583
Paychex, Inc.		70,665	9,845,754
Paycom Software, Inc.		11,093	2,318,770
Paycor HCM, Inc. (a)		19,510	294,406
Paylocity Holding Corp. (a)		9,875	1,822,629
Robert Half, Inc.		22,826	1,554,679
Sterling Check Corp. (a)		6,248	104,592
TriNet Group, Inc.		7,106	603,228
Upwork, Inc. (a)		27,469	372,480
			48,807,964
Research & Consulting Services – 4.3%
Amentum Holdings, Inc. (a)		27,348	813,330
Booz Allen Hamilton Holding Corp.		28,224	5,127,172
CACI International, Inc. Class A (a)		4,857	2,683,784
CBIZ, Inc. (a)		9,769	673,377
Clarivate PLC (a)		66,469	438,695
CRA International, Inc.		1,482	269,931
Dun & Bradstreet Holdings, Inc.		62,423	742,209
Equifax, Inc.		26,950	7,142,289
Exponent, Inc.		11,037	1,041,672
Franklin Covey Co. (a)		2,392	95,226
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
PROFESSIONAL SERVICES – continued
Research & Consulting Services – continued
FTI Consulting, Inc. (a)		7,800	$1,521,624
Huron Consulting Group, Inc. (a)		3,935	455,398
ICF International, Inc.		4,115	693,748
Jacobs Solutions, Inc.		27,299	3,837,693
KBR, Inc.		29,266	1,961,115
Legalzoom.com, Inc. (a)		26,503	190,292
Leidos Holdings, Inc.		28,005	5,129,396
NV5 Global, Inc. (a)		12,486	285,305
Parsons Corp. (a)		10,425	1,127,568
Planet Labs PBC (a)		45,867	101,366
Science Applications International Corp.		11,153	1,609,266
TransUnion		42,340	4,289,042
UL Solutions, Inc. Class A		12,892	669,868
Verisk Analytics, Inc.		31,107	8,545,715
			49,445,081
TOTAL PROFESSIONAL SERVICES	111,429,330
TRADING COMPANIES & DISTRIBUTORS – 5.6%
Trading Companies & Distributors – 5.6%
Air Lease Corp.		23,125	1,025,594
Applied Industrial Technologies, Inc.		8,403	1,946,051
Beacon Roofing Supply, Inc. (a)		13,873	1,277,287
BlueLinx Holdings, Inc. (a)		1,779	194,729
Boise Cascade Co.		8,653	1,151,109
Core & Main, Inc. Class A (a)		42,061	1,862,461
Custom Truck One Source, Inc. (a)		13,270	54,274
Distribution Solutions Group, Inc. (a)		2,058	79,233
DNOW, Inc. (a)		22,835	270,138
DXP Enterprises, Inc. (a)		2,936	144,099
Fastenal Co.		124,829	9,759,131
Ferguson Enterprises, Inc.		44,028	8,662,069
FTAI Aviation Ltd.		21,906	2,945,043
GATX Corp.		7,371	1,015,429
Global Industrial Co.		4,144	109,940
GMS, Inc. (a)		8,671	779,436
H&E Equipment Services, Inc.		7,117	371,863
Herc Holdings, Inc.		5,902	1,234,344

		Shares	Value

Hudson Technologies, Inc. (a)		8,865	$67,995
McGrath RentCorp		5,399	613,866
MRC Global, Inc. (a)		18,993	232,854
MSC Industrial Direct Co., Inc. Class A		9,791	774,174
Rush Enterprises, Inc. Class A		13,403	758,342
Rush Enterprises, Inc. Class B		1,711	83,086
SiteOne Landscape Supply, Inc. (a)		9,824	1,372,806
Titan Machinery, Inc. (a)		4,542	62,339
Transcat, Inc. (a)		2,004	191,522
United Rentals, Inc.		14,518	11,800,231
Watsco, Inc.		7,569	3,580,213
WESCO International, Inc.		10,522	2,019,908
WW Grainger, Inc.		9,628	10,679,667
Xometry, Inc. Class A (a)		8,318	163,698
TOTAL TRADING COMPANIES & DISTRIBUTORS	65,282,931
TOTAL COMMON STOCKS (Cost $910,314,809)			1,161,002,268
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.76% (b) (Cost $1,870,000)		1,870,000	1,870,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $912,184,809)	1,162,872,268
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	608,573
NET ASSETS – 100.0%	$1,163,480,841

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $97,700 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Industrial Select Sector Index Contracts (United States)	15	December 2024	2,032,050	$ (2,843)	$ (2,843)
CME E-mini Russell 2000 Index Contracts (United States)	2	December 2024	220,860	(2,380)	(2,380)
Total Equity Index Contracts					$(5,223)
Quarterly Report	6

The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	8